Variable Interest Entities - Schedule of Consolidated VIEs (Details) - USD ($)	Mar. 31, 2021		Dec. 31, 2020		Oct. 14, 2020	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Assets:
Total assets	$ 805,817,385		$ 806,077,995
Liabilities:
TOTAL LIABILITIES	187,773,749		127,639,700		$ 72,504,111
Social Finance, Inc.
Assets:
Restricted cash and restricted cash equivalents	347,284,000	[1]	450,846,000	[1],[2]		$ 243,109,000	$ 190,720,000	[2]	$ 211,889,000
Loans	4,486,828,000	[1],[3]	4,879,303,000	[1],[2],[3],[4]			5,387,958,000	[2],[4]
Total assets	7,382,237,000		8,563,499,000				7,289,160,000
Liabilities:
Accounts payable, accruals and other liabilities	421,061,000		452,909,000	[2]			103,590,000	[2]
Debt	3,827,424,000	[1]	4,798,925,000	[1],[2]			4,688,378,000	[2]
Residual interests classified as debt	114,882,000	[1]	118,298,000	[1],[2]			271,778,000	[2]
TOTAL LIABILITIES	4,502,189,000		5,509,928,000				5,188,491,000
Social Finance, Inc. | Variable Interest Entity, Primary Beneficiary
Assets:
Restricted cash and restricted cash equivalents	86,815,000		76,973,000				117,733,000
Loans	1,254,760,000		1,468,170,000				2,992,527,000
Total assets	1,341,575,000		1,545,143,000				3,110,260,000
Liabilities:
Accounts payable, accruals and other liabilities	614,000		759,000				1,479,000
Debt	1,059,443,000		1,248,822,000				2,539,610,000
Residual interests classified as debt	114,882,000		118,298,000				271,778,000
TOTAL LIABILITIES	$ 1,174,939,000		$ 1,367,879,000				$ 2,812,867,000

[1]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 4.
[2]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 5.
[3]	As of March 31, 2021 and December 31, 2020, includes loans measured at fair value of $4,472,604 and $4,859,068, respectively, and loans measured at amortized cost of $14,224 and $20,235, respectively. See Note 3 and Note 7.
[4]	As of December 31, 2020, includes loans measured at fair value of $4,859,068 and loans measured at amortized cost of $20,235. All loans as of December 31, 2019 are measured at fair value. See Note 4 and 8.